LOANS, NET - Schedule of Movement of Gross Balance of Loan Portfolio by Stages (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Gross balance of loan portfolio [Roll Forward]
Beginning balance	S/ 166,986,750
Ending balance	170,242,161	S/ 166,986,750
Stage 1 | Portfolio of Direct Loans
Gross balance of loan portfolio [Roll Forward]
Beginning balance	139,360,500	134,378,762
Transfer to Stage 2	(22,966,473)	(26,832,665)
Transfer to Stage 3	(689,034)	(645,942)
Transfer from Stage 2	11,964,823	13,995,296
Transfer from Stage 3	488,153	709,479
New loans, liquidation and write-offs, net	24,289,208	17,300,502
Transfers between classes of loans	0	0
Sale of loan portfolio	0	0
Exchange differences and others	(7,027,197)	455,068
Ending balance	145,419,980	139,360,500
Stage 2 | Portfolio of Direct Loans
Gross balance of loan portfolio [Roll Forward]
Beginning balance	16,962,911	17,443,067
Transfer to Stage 1	(11,964,823)	(13,995,296)
Transfer to Stage 3	(4,470,921)	(5,702,910)
Transfer from Stage 1	22,966,473	26,832,665
Transfer from Stage 3	419,029	794,562
New loans, liquidation and write-offs, net	(8,549,401)	(8,399,808)
Transfers between classes of loans	0	0
Sale of loan portfolio	0	0
Exchange differences and others	(246,783)	(9,369)
Ending balance	15,116,485	16,962,911
Stage 3 | Portfolio of Direct Loans
Gross balance of loan portfolio [Roll Forward]
Beginning balance	10,663,339	12,125,441
Transfer to Stage 1	(488,153)	(709,479)
Transfer to Stage 2	(419,029)	(794,562)
Transfer from Stage 1	689,034	645,942
Transfer from Stage 2	4,470,921	5,702,910
New loans, liquidation and write-offs, net	(4,902,353)	(6,164,898)
Transfers between classes of loans	0	0
Sale of loan portfolio	(8,698)	(174,311)
Exchange differences and others	(299,365)	32,296
Ending balance	9,705,696	10,663,339
Consolidated 3 Stages | Portfolio of Direct Loans
Gross balance of loan portfolio [Roll Forward]
Beginning balance	166,986,750	163,947,270
Written off and forgivens	(2,787,188)	(3,887,584)
Transfers between classes of loans	0	0
New loans and liquidation, net	13,624,642	6,623,380
Sale of loan portfolio	(8,698)	(174,311)
Exchange differences and others	(7,573,345)	477,995
Ending balance	170,242,161	166,986,750
Commercial loans | Stage 1 | Portfolio of Direct Loans
Gross balance of loan portfolio [Roll Forward]
Beginning balance	89,105,601	83,928,787
Transfer to Stage 2	(6,357,467)	(6,375,422)
Transfer to Stage 3	(469,266)	(321,490)
Transfer from Stage 2	3,576,054	5,170,908
Transfer from Stage 3	309,924	557,795
New loans, liquidation and write-offs, net	5,587,697	4,212,548
Transfers between classes of loans	1,023,019	1,471,769
Sale of loan portfolio	0	0
Exchange differences and others	(5,550,866)	460,706
Ending balance	87,224,696	89,105,601
Commercial loans | Stage 2 | Portfolio of Direct Loans
Gross balance of loan portfolio [Roll Forward]
Beginning balance	4,508,146	5,937,197
Transfer to Stage 1	(3,576,054)	(5,170,908)
Transfer to Stage 3	(1,324,351)	(1,523,412)
Transfer from Stage 1	6,357,467	6,375,422
Transfer from Stage 3	155,245	517,832
New loans, liquidation and write-offs, net	(893,639)	(1,763,989)
Transfers between classes of loans	71,068	134,410
Sale of loan portfolio	0	0
Exchange differences and others	(173,438)	1,594
Ending balance	5,124,444	4,508,146
Commercial loans | Stage 3 | Portfolio of Direct Loans
Gross balance of loan portfolio [Roll Forward]
Beginning balance	5,873,420	7,307,176
Transfer to Stage 1	(309,924)	(557,795)
Transfer to Stage 2	(155,245)	(517,832)
Transfer from Stage 1	469,266	321,490
Transfer from Stage 2	1,324,351	1,523,412
New loans, liquidation and write-offs, net	(1,954,164)	(1,843,891)
Transfers between classes of loans	307,257	(265,854)
Sale of loan portfolio	(8,698)	(110,550)
Exchange differences and others	(202,923)	17,264
Ending balance	5,343,340	5,873,420
Commercial loans | Consolidated 3 Stages | Portfolio of Direct Loans
Gross balance of loan portfolio [Roll Forward]
Beginning balance	99,487,167	97,173,160
Written off and forgivens	(438,066)	(594,478)
Transfers between classes of loans	1,401,344	1,340,325
New loans and liquidation, net	3,177,960	1,199,146
Sale of loan portfolio	(8,698)	(110,550)
Exchange differences and others	(5,927,227)	479,564
Ending balance	97,692,480	99,487,167
Residential mortgage loans | Stage 1 | Portfolio of Direct Loans
Gross balance of loan portfolio [Roll Forward]
Beginning balance	18,956,529	19,150,069
Transfer to Stage 2	(2,064,585)	(4,867,259)
Transfer to Stage 3	(57,011)	(78,840)
Transfer from Stage 2	3,393,702	2,949,592
Transfer from Stage 3	32,643	22,355
New loans, liquidation and write-offs, net	2,635,093	1,727,613
Transfers between classes of loans	7,760	2,186
Sale of loan portfolio	0	0
Exchange differences and others	(764,478)	50,813
Ending balance	22,139,653	18,956,529
Residential mortgage loans | Stage 2 | Portfolio of Direct Loans
Gross balance of loan portfolio [Roll Forward]
Beginning balance	4,492,325	3,558,102
Transfer to Stage 1	(3,393,702)	(2,949,592)
Transfer to Stage 3	(385,204)	(493,788)
Transfer from Stage 1	2,064,585	4,867,259
Transfer from Stage 3	72,531	52,741
New loans, liquidation and write-offs, net	(370,485)	(548,555)
Transfers between classes of loans	462	0
Sale of loan portfolio	0	0
Exchange differences and others	(50,031)	6,158
Ending balance	2,430,481	4,492,325
Residential mortgage loans | Stage 3 | Portfolio of Direct Loans
Gross balance of loan portfolio [Roll Forward]
Beginning balance	1,643,178	1,468,748
Transfer to Stage 1	(32,643)	(22,355)
Transfer to Stage 2	(72,531)	(52,741)
Transfer from Stage 1	57,011	78,840
Transfer from Stage 2	385,204	493,788
New loans, liquidation and write-offs, net	(308,771)	(284,913)
Transfers between classes of loans	(96)	871
Sale of loan portfolio	0	(44,749)
Exchange differences and others	(53,902)	5,689
Ending balance	1,617,450	1,643,178
Residential mortgage loans | Consolidated 3 Stages | Portfolio of Direct Loans
Gross balance of loan portfolio [Roll Forward]
Beginning balance	25,092,032	24,176,919
Written off and forgivens	(22,365)	(20,162)
Transfers between classes of loans	8,126	3,057
New loans and liquidation, net	1,978,202	914,307
Sale of loan portfolio	0	(44,749)
Exchange differences and others	(868,411)	62,660
Ending balance	26,187,584	25,092,032
Small and Micro-business loans | Stage 1 | Portfolio of Direct Loans
Gross balance of loan portfolio [Roll Forward]
Beginning balance	16,905,829	16,065,846
Transfer to Stage 2	(9,011,684)	(9,240,619)
Transfer to Stage 3	(90,624)	(115,321)
Transfer from Stage 2	2,369,423	3,329,738
Transfer from Stage 3	29,434	44,315
New loans, liquidation and write-offs, net	9,778,401	8,378,279
Transfers between classes of loans	(1,023,019)	(1,471,769)
Sale of loan portfolio	0	0
Exchange differences and others	(351,549)	(84,640)
Ending balance	18,606,211	16,905,829
Small and Micro-business loans | Stage 2 | Portfolio of Direct Loans
Gross balance of loan portfolio [Roll Forward]
Beginning balance	4,243,585	4,630,314
Transfer to Stage 1	(2,369,423)	(3,329,738)
Transfer to Stage 3	(1,414,877)	(1,907,961)
Transfer from Stage 1	9,011,684	9,240,619
Transfer from Stage 3	92,463	118,948
New loans, liquidation and write-offs, net	(5,386,341)	(4,355,869)
Transfers between classes of loans	(71,068)	(134,410)
Sale of loan portfolio	0	0
Exchange differences and others	(11,365)	(18,318)
Ending balance	4,094,658	4,243,585
Small and Micro-business loans | Stage 3 | Portfolio of Direct Loans
Gross balance of loan portfolio [Roll Forward]
Beginning balance	1,687,703	1,802,830
Transfer to Stage 1	(29,434)	(44,315)
Transfer to Stage 2	(92,463)	(118,948)
Transfer from Stage 1	90,624	115,321
Transfer from Stage 2	1,414,877	1,907,961
New loans, liquidation and write-offs, net	(1,375,550)	(2,237,017)
Transfers between classes of loans	(307,257)	265,854
Sale of loan portfolio	0	(7,081)
Exchange differences and others	(30,759)	3,098
Ending balance	1,357,741	1,687,703
Small and Micro-business loans | Consolidated 3 Stages | Portfolio of Direct Loans
Gross balance of loan portfolio [Roll Forward]
Beginning balance	22,837,117	22,498,990
Written off and forgivens	(1,265,317)	(1,746,105)
Transfers between classes of loans	(1,401,344)	(1,340,325)
New loans and liquidation, net	4,281,827	3,531,498
Sale of loan portfolio	0	(7,081)
Exchange differences and others	(393,673)	(99,860)
Ending balance	24,058,610	22,837,117
Consumer loans | Stage 1 | Portfolio of Direct Loans
Gross balance of loan portfolio [Roll Forward]
Beginning balance	14,392,541	15,234,060
Transfer to Stage 2	(5,532,737)	(6,349,365)
Transfer to Stage 3	(72,133)	(130,291)
Transfer from Stage 2	2,625,644	2,545,058
Transfer from Stage 3	116,152	85,014
New loans, liquidation and write-offs, net	6,288,017	2,982,062
Transfers between classes of loans	(7,760)	(2,186)
Sale of loan portfolio	0	0
Exchange differences and others	(360,304)	28,189
Ending balance	17,449,420	14,392,541
Consumer loans | Stage 2 | Portfolio of Direct Loans
Gross balance of loan portfolio [Roll Forward]
Beginning balance	3,718,855	3,317,454
Transfer to Stage 1	(2,625,644)	(2,545,058)
Transfer to Stage 3	(1,346,489)	(1,777,749)
Transfer from Stage 1	5,532,737	6,349,365
Transfer from Stage 3	98,790	105,041
New loans, liquidation and write-offs, net	(1,898,936)	(1,731,395)
Transfers between classes of loans	(462)	0
Sale of loan portfolio	0	0
Exchange differences and others	(11,949)	1,197
Ending balance	3,466,902	3,718,855
Consumer loans | Stage 3 | Portfolio of Direct Loans
Gross balance of loan portfolio [Roll Forward]
Beginning balance	1,459,038	1,546,687
Transfer to Stage 1	(116,152)	(85,014)
Transfer to Stage 2	(98,790)	(105,041)
Transfer from Stage 1	72,133	130,291
Transfer from Stage 2	1,346,489	1,777,749
New loans, liquidation and write-offs, net	(1,263,868)	(1,799,077)
Transfers between classes of loans	96	(871)
Sale of loan portfolio	0	(11,931)
Exchange differences and others	(11,781)	6,245
Ending balance	1,387,165	1,459,038
Consumer loans | Consolidated 3 Stages | Portfolio of Direct Loans
Gross balance of loan portfolio [Roll Forward]
Beginning balance	19,570,434	20,098,201
Written off and forgivens	(1,061,440)	(1,526,839)
Transfers between classes of loans	(8,126)	(3,057)
New loans and liquidation, net	4,186,653	978,429
Sale of loan portfolio	0	(11,931)
Exchange differences and others	(384,034)	35,631
Ending balance	S/ 22,303,487	S/ 19,570,434